Loans by past due status for non-covered loans held-in-portfolio (Net of unearned income) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	$ 19,404,451	[1]	$ 21,611,866	[1]
Commercial Multi Family [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	487,280		1,175,937
Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	2,526,146		2,970,505
Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	1,667,267		2,166,545
Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	3,453,574		3,724,197
Commercial Real Estate Construction Financing Receivable Member
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	251,820		206,084
Mortgages [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	6,502,886		6,681,476
Finance Leases Portfolio Segment Member
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	564,389		543,761
Legacy [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	80,818	[2]	211,135	[2]
Consumer [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	3,870,271		3,932,226
Consumer [Member] | Consumer Credit Card Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	1,155,229		1,185,272
Consumer [Member] | Home Equity Line of Credit [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	366,162		478,211
Consumer [Member] | Personal [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	1,375,452		1,349,119
Consumer [Member] | Consumer Loans Auto Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	767,369		699,980
Consumer [Member] | Consumer Other Financing Receivable Member
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	206,059		219,644
Non Covered Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	455,574		481,455
Financing Receivable Recorded Investment 60 To 89 Days Past Due	223,209		223,825
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	1,137,107		1,058,658
Total Past Due	1,815,890		1,763,938
Financing Receivable Recorded Investment Current	17,588,561		19,847,928
Loans held-in-portfolio	19,404,451		21,611,866
Non Covered Loans [Member] | Commercial Multi Family [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	308		4,067
Financing Receivable Recorded Investment 60 To 89 Days Past Due	445		1,675
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	2,199		25,838
Total Past Due	2,952		31,580
Financing Receivable Recorded Investment Current	484,328		1,144,357
Loans held-in-portfolio	487,280		1,175,937
Non Covered Loans [Member] | Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	11,306		18,144
Financing Receivable Recorded Investment 60 To 89 Days Past Due	121		349
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	33,452		84,372
Total Past Due	44,879		102,865
Financing Receivable Recorded Investment Current	2,481,267		2,867,640
Loans held-in-portfolio	2,526,146		2,970,505
Non Covered Loans [Member] | Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	8,999		14,382
Financing Receivable Recorded Investment 60 To 89 Days Past Due	11,340		16,770
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	93,453		106,948
Total Past Due	113,792		138,100
Financing Receivable Recorded Investment Current	1,553,475		2,028,445
Loans held-in-portfolio	1,667,267		2,166,545
Non Covered Loans [Member] | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	19,631		12,291
Financing Receivable Recorded Investment 60 To 89 Days Past Due	5,392		6,482
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	131,615		62,451
Total Past Due	156,638		81,224
Financing Receivable Recorded Investment Current	3,296,936		3,642,973
Loans held-in-portfolio	3,453,574		3,724,197
Non Covered Loans [Member] | Commercial Real Estate Construction Financing Receivable Member
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	3,307		2,329
Financing Receivable Recorded Investment 60 To 89 Days Past Due	0		0
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	13,812		23,771
Total Past Due	17,119		26,100
Financing Receivable Recorded Investment Current	234,701		179,984
Loans held-in-portfolio	251,820		206,084
Non Covered Loans [Member] | Mortgages [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	333,901		347,376
Financing Receivable Recorded Investment 60 To 89 Days Past Due	175,865		164,512
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	789,962		671,736
Total Past Due	1,299,728		1,183,624
Financing Receivable Recorded Investment Current	5,203,158		5,497,852
Loans held-in-portfolio	6,502,886		6,681,476
Non Covered Loans [Member] | Finance Leases Portfolio Segment Member
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	6,779		7,457
Financing Receivable Recorded Investment 60 To 89 Days Past Due	1,246		1,607
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	3,102		3,495
Total Past Due	11,127		12,559
Financing Receivable Recorded Investment Current	553,262		531,202
Loans held-in-portfolio	564,389		543,761
Non Covered Loans [Member] | Legacy [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	929		9,079
Financing Receivable Recorded Investment 60 To 89 Days Past Due	1,931		2,098
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	1,545		15,050
Total Past Due	4,405		26,227
Financing Receivable Recorded Investment Current	76,413		184,908
Loans held-in-portfolio	80,818		211,135
Non Covered Loans [Member] | Consumer [Member] | Consumer Credit Card Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	14,029		14,082
Financing Receivable Recorded Investment 60 To 89 Days Past Due	9,536		10,191
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	20,817		20,799
Total Past Due	44,382		45,072
Financing Receivable Recorded Investment Current	1,110,847		1,140,200
Loans held-in-portfolio	1,155,229		1,185,272
Non Covered Loans [Member] | Consumer [Member] | Home Equity Line of Credit [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	5,173		2,927
Financing Receivable Recorded Investment 60 To 89 Days Past Due	1,184		2,251
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	4,111		8,779
Total Past Due	10,468		13,957
Financing Receivable Recorded Investment Current	355,694		464,254
Loans held-in-portfolio	366,162		478,211
Non Covered Loans [Member] | Consumer [Member] | Personal [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	15,955		16,093
Financing Receivable Recorded Investment 60 To 89 Days Past Due	7,539		7,620
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	27,098		18,699
Total Past Due	50,592		42,412
Financing Receivable Recorded Investment Current	1,324,860		1,306,707
Loans held-in-portfolio	1,375,452		1,349,119
Non Covered Loans [Member] | Consumer [Member] | Consumer Loans Auto Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	34,238		31,351
Financing Receivable Recorded Investment 60 To 89 Days Past Due	8,397		9,361
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	11,387		10,564
Total Past Due	54,022		51,276
Financing Receivable Recorded Investment Current	713,347		648,704
Loans held-in-portfolio	767,369		699,980
Non Covered Loans [Member] | Consumer [Member] | Consumer Other Financing Receivable Member
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	1,019		1,877
Financing Receivable Recorded Investment 60 To 89 Days Past Due	213		909
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	4,554		6,156
Total Past Due	5,786		8,942
Financing Receivable Recorded Investment Current	200,273		210,702
Loans held-in-portfolio	206,059		219,644
PUERTO RICO
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	15,938,114	[3]	15,887,839	[3]
PUERTO RICO | Commercial Multi Family [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	80,077	[3]	82,403	[3]
PUERTO RICO | Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	2,013,579	[3]	1,864,218	[3]
PUERTO RICO | Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	1,473,362	[3]	1,606,503	[3]
PUERTO RICO | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	2,807,785	[3]	2,912,466	[3]
PUERTO RICO | Commercial Real Estate Construction Financing Receivable Member
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	159,384	[3]	161,171	[3]
PUERTO RICO | Mortgages [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	5,450,501	[3]	5,400,679	[3]
PUERTO RICO | Finance Leases Portfolio Segment Member
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	564,389	[3]	543,761	[3]
PUERTO RICO | Consumer [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	3,389,037	[3]	3,316,638	[3]
PUERTO RICO | Non Covered Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	413,674		424,470
Financing Receivable Recorded Investment 60 To 89 Days Past Due	206,334		196,677
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	1,118,007		907,965
Total Past Due	1,738,015		1,529,112
Financing Receivable Recorded Investment Current	14,200,099		14,358,727
Loans held-in-portfolio	15,938,114		15,887,839
PUERTO RICO | Non Covered Loans [Member] | Commercial Multi Family [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	221		446
Financing Receivable Recorded Investment 60 To 89 Days Past Due	69		0
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	2,199		4,944
Total Past Due	2,489		5,390
Financing Receivable Recorded Investment Current	77,588		77,013
Loans held-in-portfolio	80,077		82,403
PUERTO RICO | Non Covered Loans [Member] | Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	9,828		13,889
Financing Receivable Recorded Investment 60 To 89 Days Past Due	121		349
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	33,452		41,959
Total Past Due	43,401		56,197
Financing Receivable Recorded Investment Current	1,970,178		1,808,021
Loans held-in-portfolio	2,013,579		1,864,218
PUERTO RICO | Non Covered Loans [Member] | Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	8,954		13,725
Financing Receivable Recorded Investment 60 To 89 Days Past Due	7,709		8,318
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	92,648		83,441
Total Past Due	109,311		105,484
Financing Receivable Recorded Investment Current	1,364,051		1,501,019
Loans held-in-portfolio	1,473,362		1,606,503
PUERTO RICO | Non Covered Loans [Member] | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	18,498		9,960
Financing Receivable Recorded Investment 60 To 89 Days Past Due	5,269		4,463
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	130,105		56,309
Total Past Due	153,872		70,732
Financing Receivable Recorded Investment Current	2,653,913		2,841,734
Loans held-in-portfolio	2,807,785		2,912,466
PUERTO RICO | Non Covered Loans [Member] | Commercial Real Estate Construction Financing Receivable Member
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	2,497		2,329
Financing Receivable Recorded Investment 60 To 89 Days Past Due	0		0
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	13,812		18,108
Total Past Due	16,309		20,437
Financing Receivable Recorded Investment Current	143,075		140,734
Loans held-in-portfolio	159,384		161,171
PUERTO RICO | Non Covered Loans [Member] | Mortgages [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	304,319		316,663
Financing Receivable Recorded Investment 60 To 89 Days Past Due	167,219		154,882
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	780,678		645,444
Total Past Due	1,252,216		1,116,989
Financing Receivable Recorded Investment Current	4,198,285		4,283,690
Loans held-in-portfolio	5,450,501		5,400,679
PUERTO RICO | Non Covered Loans [Member] | Finance Leases Portfolio Segment Member
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	6,779		7,457
Financing Receivable Recorded Investment 60 To 89 Days Past Due	1,246		1,607
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	3,102		3,495
Total Past Due	11,127		12,559
Financing Receivable Recorded Investment Current	553,262		531,202
Loans held-in-portfolio	564,389		543,761
PUERTO RICO | Non Covered Loans [Member] | Consumer [Member] | Consumer Credit Card Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	13,715		13,797
Financing Receivable Recorded Investment 60 To 89 Days Past Due	9,290		9,991
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	20,368		20,313
Total Past Due	43,373		44,101
Financing Receivable Recorded Investment Current	1,096,791		1,125,520
Loans held-in-portfolio	1,140,164		1,169,621
PUERTO RICO | Non Covered Loans [Member] | Consumer [Member] | Home Equity Line of Credit [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	137		133
Financing Receivable Recorded Investment 60 To 89 Days Past Due	159		53
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	21		147
Total Past Due	317		333
Financing Receivable Recorded Investment Current	13,083		14,845
Loans held-in-portfolio	13,400		15,178
PUERTO RICO | Non Covered Loans [Member] | Consumer [Member] | Personal [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	13,479		12,897
Financing Receivable Recorded Investment 60 To 89 Days Past Due	6,646		6,794
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	25,688		17,108
Total Past Due	45,813		36,799
Financing Receivable Recorded Investment Current	1,216,720		1,177,085
Loans held-in-portfolio	1,262,533		1,213,884
PUERTO RICO | Non Covered Loans [Member] | Consumer [Member] | Consumer Loans Auto Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	34,238		31,340
Financing Receivable Recorded Investment 60 To 89 Days Past Due	8,397		9,361
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	11,387		10,562
Total Past Due	54,022		51,263
Financing Receivable Recorded Investment Current	713,274		648,228
Loans held-in-portfolio	767,296		699,491
PUERTO RICO | Non Covered Loans [Member] | Consumer [Member] | Consumer Other Financing Receivable Member
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	1,009		1,834
Financing Receivable Recorded Investment 60 To 89 Days Past Due	209		859
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	4,547		6,135
Total Past Due	5,765		8,828
Financing Receivable Recorded Investment Current	199,879		209,636
Loans held-in-portfolio	205,644		218,464
UNITED STATES
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	3,466,337	[4]	5,724,027
UNITED STATES | Commercial Multi Family [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	407,203	[4]	1,093,534
UNITED STATES | Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	512,567	[4]	1,106,287
UNITED STATES | Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	193,905	[4]	560,042
UNITED STATES | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	645,789	[4]	811,731
UNITED STATES | Commercial Real Estate Construction Financing Receivable Member
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	92,436	[4]	44,913
UNITED STATES | Mortgages [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	1,052,385	[4]	1,280,797
UNITED STATES | Legacy [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	80,818	[4]	211,135
UNITED STATES | Consumer [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	481,234	[4]	615,588
UNITED STATES | Non Covered Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	41,900		56,985
Financing Receivable Recorded Investment 60 To 89 Days Past Due	16,875		27,148
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	19,100		150,693
Total Past Due	77,875		234,826
Financing Receivable Recorded Investment Current	3,388,462		5,489,201
Loans held-in-portfolio	3,466,337		5,724,027
UNITED STATES | Non Covered Loans [Member] | Commercial Multi Family [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	87		3,621
Financing Receivable Recorded Investment 60 To 89 Days Past Due	376		1,675
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	0		20,894
Total Past Due	463		26,190
Financing Receivable Recorded Investment Current	406,740		1,067,344
Loans held-in-portfolio	407,203		1,093,534
UNITED STATES | Non Covered Loans [Member] | Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	1,478		4,255
Financing Receivable Recorded Investment 60 To 89 Days Past Due	0		0
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	0		42,413
Total Past Due	1,478		46,668
Financing Receivable Recorded Investment Current	511,089		1,059,619
Loans held-in-portfolio	512,567		1,106,287
UNITED STATES | Non Covered Loans [Member] | Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	45		657
Financing Receivable Recorded Investment 60 To 89 Days Past Due	3,631		8,452
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	805		23,507
Total Past Due	4,481		32,616
Financing Receivable Recorded Investment Current	189,424		527,426
Loans held-in-portfolio	193,905		560,042
UNITED STATES | Non Covered Loans [Member] | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	1,133		2,331
Financing Receivable Recorded Investment 60 To 89 Days Past Due	123		2,019
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	1,510		6,142
Total Past Due	2,766		10,492
Financing Receivable Recorded Investment Current	643,023		801,239
Loans held-in-portfolio	645,789		811,731
UNITED STATES | Non Covered Loans [Member] | Commercial Real Estate Construction Financing Receivable Member
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	810		0
Financing Receivable Recorded Investment 60 To 89 Days Past Due	0		0
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	0		5,663
Total Past Due	810		5,663
Financing Receivable Recorded Investment Current	91,626		39,250
Loans held-in-portfolio	92,436		44,913
UNITED STATES | Non Covered Loans [Member] | Mortgages [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	29,582		30,713
Financing Receivable Recorded Investment 60 To 89 Days Past Due	8,646		9,630
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	9,284		26,292
Total Past Due	47,512		66,635
Financing Receivable Recorded Investment Current	1,004,873		1,214,162
Loans held-in-portfolio	1,052,385		1,280,797
UNITED STATES | Non Covered Loans [Member] | Legacy [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	929		9,079
Financing Receivable Recorded Investment 60 To 89 Days Past Due	1,931		2,098
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	1,545		15,050
Total Past Due	4,405		26,227
Financing Receivable Recorded Investment Current	76,413		184,908
Loans held-in-portfolio	80,818		211,135
UNITED STATES | Non Covered Loans [Member] | Consumer [Member] | Consumer Credit Card Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	314		285
Financing Receivable Recorded Investment 60 To 89 Days Past Due	246		200
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	449		486
Total Past Due	1,009		971
Financing Receivable Recorded Investment Current	14,056		14,680
Loans held-in-portfolio	15,065		15,651
UNITED STATES | Non Covered Loans [Member] | Consumer [Member] | Home Equity Line of Credit [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	5,036		2,794
Financing Receivable Recorded Investment 60 To 89 Days Past Due	1,025		2,198
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	4,090		8,632
Total Past Due	10,151		13,624
Financing Receivable Recorded Investment Current	342,611		449,409
Loans held-in-portfolio	352,762		463,033
UNITED STATES | Non Covered Loans [Member] | Consumer [Member] | Personal [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	2,476		3,196
Financing Receivable Recorded Investment 60 To 89 Days Past Due	893		826
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	1,410		1,591
Total Past Due	4,779		5,613
Financing Receivable Recorded Investment Current	108,140		129,622
Loans held-in-portfolio	112,919		135,235
UNITED STATES | Non Covered Loans [Member] | Consumer [Member] | Consumer Loans Auto Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	0		11
Financing Receivable Recorded Investment 60 To 89 Days Past Due	0		0
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	0		2
Total Past Due	0		13
Financing Receivable Recorded Investment Current	73		476
Loans held-in-portfolio	73		489
UNITED STATES | Non Covered Loans [Member] | Consumer [Member] | Consumer Other Financing Receivable Member
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	10		43
Financing Receivable Recorded Investment 60 To 89 Days Past Due	4		50
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	7		21
Total Past Due	21		114
Financing Receivable Recorded Investment Current	394		1,066
Loans held-in-portfolio	$ 415		$ 1,180

[1]	Non-covered loans held-in-portfolio at December 31, 2014 are net of $94 million in unearned income and exclude $106 million in loans held-for-sale. (December 31, 2013 - $92 million in unearned income and $110 million in loans held-for-sale.)
[2]	The legacy portfolio is comprised of commercial loans, construction loans and lease financings related to certain lending products exited by the Corporation as part of restructuring efforts carried out in prior years at the BPNA segment.
[3]	Excludes covered loans acquired in the Westernbank FDIC-assisted transaction.
[4]	Excludes discontinued operations.